DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Term loan, net was comprised of the following as of December 31, 2020:

December 31, 2020
Principal	$5,000
Derivative liability	714
Less: unamortized discounts and fees	(127)
Less: debt issuance costs	(106)
Term loan, net	$5,481

Schedule of Maturities of Long-term Debt
The following table summarizes the aggregate values recorded for the Convertible Notes as of December 31, 2020:

December 31, 2020
Principal	$50,000
Derivative liability	12,676
Less: debt issuance cost	(37)
Less: unamortized discounts and fees	(10,925)
Net carrying amount	$51,714